RESTRICTED STOCK AND WARRANTS (Details 3) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding, beginning balance		1,555,207	4,628,586	4,628,586
Weighted average exercise price, beginning balance		$ 3.95	$ 4.13	$ 4.13
Weighted average remaining contractual terms			4 years 4 months 24 days
Number of warrants outstanding, issued			1,461,896
Weighted average exercise price, issued			$ 4.00
Weighted average exercise price, exercised			$ 4.60
Number of warrants outstanding, expired			(3,073,379)
Number of warrants outstanding, ending Balance			1,555,207	4,628,586
Weighted average exercise price, ending balance			$ 3.95	$ 4.13
Weighted average remaining contractual terms, exercisable			4 years 4 months 24 days
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding, beginning balance		1,555,207
Weighted average exercise price, beginning balance		$ 3.95
Weighted average remaining contractual terms		4 years 1 month 6 days	4 years 4 months 24 days
Number of warrants outstanding, issued
Weighted average exercise price, issued
Number of warrants outstanding, exercised
Weighted average exercise price, exercised
Number of warrants outstanding, expired
Weighted average exercise price, expired
Number of warrants outstanding, ending Balance		1,555,207	1,555,207
Weighted average exercise price, ending balance		$ 3.95	$ 3.95
Number of shares exercisable, balance at ending		1,555,207
Weighted average exercise price exercisable, balance at ending		$ 3.95
Weighted average remaining contractual terms, exercisable		4 years 1 month 6 days
Aggregate intrinsic value exercisable, balance at ending	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.81 for our common stock on March 31, 2026.